Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2014
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

Effective January 1, 2014, defined benefit pension plans of certain subsidiaries in the Netherlands were terminated, and the related plan assets and obligations were transferred to a multiemployer pension plan for the industry in which these subsidiaries operate. As a result, the Company recorded a gain on curtailments and settlements of ¥9,370 million in selling, general and administrative expenses in the consolidated statement of income for the year ended December 31, 2014.

Obligations and funded status

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥684,842	¥651,520	¥486,572	¥364,609
Service cost	26,445	26,005	6,801	9,448
Interest cost	10,772	11,655	10,654	14,299
Plan participants’ contributions	—	—	1,522	2,617
Actuarial loss	59,496	14,959	44,580	8,981
Benefits paid	(21,224)	(19,297)	(7,352)	(9,415)
Curtailments and settlements	—	—	(191,179)	(2,868)
Foreign currency exchange rate changes	—	—	13,064	98,901

Benefit obligations at end of year	760,331	684,842	364,662	486,572
Change in plan assets:
Fair value of plan assets at beginning of year	581,996	495,452	360,527	249,534
Actual return on plan assets	43,714	84,382	17,851	20,640
Employer contributions	15,676	19,810	6,470	28,705
Plan participants’ contributions	—	—	1,522	2,617
Benefits paid	(19,265)	(17,648)	(7,041)	(9,106)
Settlements	—	—	(165,640)	(2,656)
Foreign currency exchange rate changes	—	—	7,732	70,793

Fair value of plan assets at end of year	622,121	581,996	221,421	360,527

Funded status at end of year	¥(138,210)	¥(102,846)	¥(143,241)	¥(126,045)

Amounts recognized in the consolidated balance sheets at December 31, 2014 and 2013 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
	(Millions of yen)		(Millions of yen)
Other assets	¥532	¥559	¥—	¥1,106
Accrued expenses	—	—	(1,055)	(892)
Accrued pension and severance cost	(138,742)	(103,405)	(142,186)	(126,259)

	¥(138,210)	¥(102,846)	¥(143,241)	¥(126,045)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2014 and 2013 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
	(Millions of yen)		(Millions of yen)
Actuarial loss	¥209,829	¥186,052	¥69,287	¥50,344
Prior service credit	(92,527)	(105,327)	(57)	(118)

	¥117,302	¥80,725	¥69,230	¥50,226

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	¥720,034	¥631,887	¥343,023	¥464,195

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥756,941	¥676,308	¥364,662	¥485,466
Fair value of plan assets	618,199	572,903	221,421	358,315
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥716,940	¥611,602	¥339,305	¥463,089
Fair value of plan assets	618,199	560,093	216,560	358,315

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2014, 2013 and 2012 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2014	2013	2012	2014	2013	2012
	(Millions of yen)			(Millions of yen)
Service cost	¥26,445	¥26,005	¥25,738	¥6,801	¥9,448	¥5,884
Interest cost	10,772	11,655	11,788	10,654	14,299	13,176
Expected return on plan assets	(18,018)	(15,273)	(13,791)	(10,637)	(13,949)	(11,806)
Amortization of prior service credit	(12,800)	(12,306)	(13,079)	(61)	(143)	(116)
Amortization of actuarial loss	10,023	13,546	16,277	1,698	2,005	1,351
(Gain) loss on curtailments and settlements	—	—	—	(9,370)	146	—

	¥16,422	¥23,627	¥26,933	¥(915)	¥11,806	¥8,489

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2014	2013	2012	2014	2013	2012
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	¥33,800	¥(54,150)	¥(21,753)	¥37,366	¥2,290	¥31,661
Amortization of actuarial loss	(10,023)	(13,546)	(16,277)	(1,698)	(2,005)	(1,351)
Amortization of prior service credit	12,800	12,306	13,079	61	143	116
Curtailments and settlements	—	—	—	(16,725)	(358)	—

	¥36,577	¥(55,390)	¥(24,951)	¥19,004	¥70	¥30,426

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	¥(12,591)	¥(55)
Actuarial loss	11,031	1,993

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2014	2013	2014	2013
Discount rate	1.1%	1.6%	2.9%	3.8%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.0%	2.3%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2014	2013	2012	2014	2013	2012
Discount rate	1.6%	1.8%	1.9%	3.9%	3.6%	4.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.3%	2.2%	2.4%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	4.9%	5.2%	5.4%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 20% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 25% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 20% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2014 and 2013, by asset category, are as follows:

	December 31, 2014
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥51,805	¥—	¥—	¥51,805	¥—	¥—	¥—	¥—
Foreign companies	10,233	—	—	10,233	31,963	—	—	31,963
Pooled funds (b)	—	124,388	—	124,388	—	74,744	—	74,744
Debt securities:
Government bonds (c)	143,431	—	—	143,431	7,899	—	—	7,899
Municipal bonds	—	573	—	573	—	3,221	—	3,221
Corporate bonds	—	11,775	—	11,775	—	24,014	—	24,014
Pooled funds (d)	—	118,606	—	118,606	—	23,260	—	23,260
Mortgage backed securities (and other asset backed securities)	—	12,310	—	12,310	—	—	—	—
Life insurance company general accounts	—	123,575	—	123,575	—	7,049	—	7,049
Other assets	—	23,825	1,600	25,425	—	49,271	—	49,271

	¥205,469	¥415,052	¥1,600	¥622,121	¥39,862	¥181,559	¥—	¥221,421

	December 31, 2013
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥51,159	¥—	¥—	¥51,159	¥—	¥—	¥—	¥—
Foreign companies	10,347	—	—	10,347	43,681	—	—	43,681
Pooled funds (f)	—	145,417	—	145,417	—	104,933	—	104,933
Debt securities:
Government bonds (g)	124,800	—	—	124,800	44,192	—	—	44,192
Municipal bonds	—	1,027	—	1,027	—	2,246	—	2,246
Corporate bonds	—	10,543	—	10,543	—	32,921	—	32,921
Pooled funds (h)	—	101,583	—	101,583	—	57,518	—	57,518
Mortgage backed securities (and other asset backed securities)	—	9,569	—	9,569	—	5,098	—	5,098
Life insurance company general accounts	—	109,097	—	109,097	—	15,420	—	15,420
Other assets	—	17,636	818	18,454	—	54,518	—	54,518

	¥186,306	¥394,872	¥818	¥581,996	¥87,873	¥272,654	¥—	¥360,527

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥197 million.
(b)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥572 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value.

The fair value of Level 3 assets, consisting of hedge funds, was ¥1,600 million and ¥818 million at December 31, 2014 and 2013, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2014 and 2013 were not significant.

Contributions

Canon expects to contribute ¥14,674 million to its Japanese defined benefit pension plans and ¥11,583 million to its foreign defined benefit pension plans for the year ending December 31, 2015.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2015	¥18,521	¥7,351
2016	20,326	7,704
2017	21,610	7,889
2018	23,826	8,446
2019	25,989	9,035
2020 – 2024	163,611	54,765

Multiemployer pension plans

Effective January 1, 2014, certain subsidiaries in the Netherlands participated in a multiemployer pension plan determined in accordance with collective bargaining agreements for the industry in which these subsidiaries operate. The collective bargaining agreements have no expiration date. Canon is not liable for other participating employers’ obligations under the terms and conditions of the agreements. The amount of contributions to the multiemployer pension plan which was expensed for the year ended December 31, 2014 was ¥2,815 million.

Defined contribution plans

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2014, 2013 and 2012 were ¥15,077 million, ¥14,383 million and ¥13,021 million, respectively.